Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity
Schedule of segment reporting
	As of December 31, 2019
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	1,020,346	366,638	(13,511)	(7,650)	1,365,823	5,455		1,371,278
Net fees and commissions income	268,345	49,492	(2,917)	153,330	468,250	(10,948)		457,302
Other operating income	37,225	62,153	42,087	53,931	195,396	(18,758)		176,638
Total operating revenue	1,325,916	478,283	25,659	199,611	2,029,469	(24,251)	(1)	2,005,218
Provisions for Expected Credit losses	(332,833)	(14,375)	—	(66)	(347,274)	15,673	(2)	(331,601)
Depreciation and amortization	(57,826)	(6,605)	(264)	(5,846)	(70,541)	—		(70,541)
Other operating expenses	(588,997)	(151,949)	(2,967)	(111,499)	(855,412)	23,703	(3)	(831,709)
Income attributable to associates	4,826	1,020	111	493	6,450	(411)		6,039
Income before income taxes	351,086	306,374	22,539	82,693	762,692	14,714		777,406
Income taxes					(169,683)	(3,978)	(4)	(173,661)
Income after income taxes					593,009	10,736		603,745

Assets	18,215,859	10,765,728	11,351,141	964,695	41,297,423	(515,199)		40,782,224
Current and deferred taxes					321,305	(89,655)		231,650
Total assets					41,618,728	(604,854)	(5)	41,013,874

Liabilities	10,735,252	9,160,441	17,337,471	781,052	38,014,216	(982,392)		37,031,824
Current and deferred taxes					76,289	—		76,289
Total liabilities					38,090,505	(982,392)	(6)	37,108,113

	As of December 31, 2020
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	940,075	377,314	(3,603)	(1,923)	1,311,863	4,925		1,316,788
Net fees and commissions income	265,338	55,599	(1,969)	143,863	462,831	(16,863)		445,968
Other operating income	26,231	48,163	75,144	35,991	185,529	(13,475)		172,054
Total operating revenue	1,231,644	481,076	69,572	177,931	1,960,223	(25,413)	(1)	1,934,810
Provisions for Expected Credit losses	(325,852)	(136,448)	—	(380)	(462,680)	(84,426)	(2)	(547,106)
Depreciation and amortization	(59,730)	(7,317)	(312)	(5,998)	(73,357)	—		(73,357)
Other operating expenses	(566,688)	(153,717)	(3,458)	(106,591)	(830,454)	26,059	(3)	(804,395)
Income attributable to associates	(6,674)	1,548	(7)	472	(4,661)	(438)		(5,099)
Income before income taxes	272,700	185,142	65,795	65,434	589,071	(84,218)		504,853
Income taxes					(125,962)	22,739	(4)	(103,223)
Income after income taxes					463,109	(61,479)		401,630

Assets	18,800,918	10,811,000	15,400,139	830,910	45,842,967	(607,473)		45,235,494
Current and deferred taxes					380,894	(65,428)		315,466
Total assets					46,223,861	(672,901)	(5)	45,550,960

Liabilities	13,848,124	10,143,939	17,844,350	660,869	42,497,282	(943,714)		41,553,568
Current and deferred taxes					311	—		311
Total liabilities					42,497,593	(943,714)	(6)	41,553,879

	As of December 31, 2021
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	1,084,191	478,807	6,479	(1,198)	1,568,279	5,743		1,574,022
Net fees and commissions income	250,470	61,671	(1,864)	160,507	470,784	(15,756)		455,028
Other operating income	42,160	80,994	52,058	36,839	212,051	(7,016)		205,035
Total operating revenue	1,376,821	621,472	56,673	196,148	2,251,114	(17,029)	(1)	2,234,085
Provisions for Expected Credit losses	(259,229)	(114,299)	—	268	(373,260)	354,088	(2)	(19,172)
Depreciation and amortization	(62,721)	(8,114)	(365)	(5,598)	(76,798)	—		(76,798)
Other operating expenses	(562,599)	(155,701)	(3,538)	(109,985)	(831,823)	24,201	(3)	(807,622)
Income attributable to associates	(229)	1,886	84	499	2,240	(447)		1,793
Income before income taxes	492,043	345,244	52,854	81,332	971,473	360,813		1,332,286
Income taxes					(178,550)	(97,419)	(4)	(275,969)
Income after income taxes					792,923	263,394		1,056,317

Assets	20,458,338	12,806,598	17,412,053	954,858	51,631,847	(482,299)		51,149,548
Current and deferred taxes					440,040	(163,640)		276,400
Total assets					52,071,887	(645,939)	(5)	51,425,948

Liabilities	16,794,546	10,530,749	19,640,221	770,228	47,735,744	(1,241,051)		46,494,693
Current and deferred taxes					113,129	(846)		112,283
Total liabilities					47,848,873	(1,241,897)	(6)	46,606,976